AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 18, 2000



                                                              FILE NO. 333-85415
                                                               FILE NO. 811-9555



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        PRE EFFECTIVE AMENDMENT NO. 2 /X/


                                       and


                        REGISTRATION STATEMENT UNDER THE
                             INVESTMENT ACT OF 1940
                               AMENDMENT NO. 2 /X/


                         COMMONFUND INSTITUTIONAL FUNDS

               (Exact Name of Registrant as Specified in Charter)

                          THE CORPORATION TRUST COMPANY
                               1209 ORANGE STREET
                WILMINGTON, DELAWARE 19801, COUNTY OF NEW CASTLE
                     (Name and Address of Agent for Service)

                                   Copies to:

           ARTHUR GARDINER, ESQUIRE           JOHN H. GRADY, Jr., ESQUIRE
                 8 Sargent Street              Morgan, Lewis & Bockius LLP
                 Hanover, NH 03755                 1701 Market Street
                                                  Philadelphia, PA 19103
commonfund

                         Commonfund
                         Institutional Funds

                                   PROSPECTUS

                                JANUARY 20, 2000


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Commonfund Short Duration Fund

                               Investment Manager
                   Commonfund Asset Management Company, Inc.
                            Investment Sub-Advisers
                       Wellington Management Company, LLP
                        Western Asset Management Company
                                  Distributor
                          Commonfund Securities, Inc.
   The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this prospectus is accurate or complete.
                It is a crime for anyone to tell you otherwise.

COMMONFUND INSTITUTIONAL FUNDS
--------------------------------------------------------------------------------

Commonfund Institutional Funds (the "Company") is a no-load, open-end management investment company that seeks to improve the net investment returns of its shareholders by making available to them a series of investment funds, each with its own investment objectives and policies. The investment funds are sold primarily to institutional investors, including colleges, universities, private secondary schools, hospitals, foundations, pension funds, museums, libraries, performing arts groups and centers, public secondary school districts, charitable service organizations and others. The investment funds are not available to individuals, except current and former directors, officers and employees of Commonfund Asset Management Company, Inc. (the "Investment Manager") and its affiliates ("Eligible Individuals").

HOW TO READ THIS PROSPECTUS
--------------------------------------------------------------------------------

The Commonfund Short Duration Fund (the "Fund") has individual investment goals and strategies. This prospectus gives you important information about the Fund that you should know before investing. This prospectus has been arranged into different sections so that you can easily review this important information. Please read this prospectus and keep it for future reference.


The Fund's Investments........................................................ 3


Fees and Portfolio Management................................................. 4


Purchasing and Redeeming Shares............................................... 7


Dividends, Distributions and Taxes............................................ 8



To obtain more information about Commonfund Institutional Funds please refer to the Back Cover of the Prospectus.

COMMONFUND SHORT DURATION FUND
------------------------------------------------------

INVESTMENT GOAL
------------------------------------------------------


Current interest income with some price appreciation, each as consistent with liquidity and safety of principal.


INVESTMENT FOCUS
------------------------------------------------------

A portfolio of U.S. Government securities and other high quality debt securities.

PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------


The Commonfund Short Duration Fund invests in a diversified portfolio of securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, obligations of U.S. and foreign commercial banks, corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with highly rated counterparties. The fixed income securities acquired by the Fund may include mortgage-backed and asset-backed securities. The Fund's investment strategies are designed to produce a total rate of return that exceeds the total return on 90 day U.S. Treasury bills.



The Fund seeks to minimize fluctuations in net asset value by maintaining high credit quality standards and employing a relatively short effective duration. Duration is a measure of a security's price volatility or risk associated with changes in interest rates. The Fund's effective duration generally will not exceed one (1) year, and the maximum remaining maturity of any individual security will be five and one-half (5 1/2) years, except for certain mortgage-related and asset-backed securities. The Fund will invest only in fixed income securities rated at the time of investment in one of the three highest rating categories by a major rating agency, or determined by the Investment Manager or a Sub-Adviser to be of equivalent quality.



The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis. Subject to oversight by the Investment Manager, each of the Fund's Sub-Advisers, Wellington Management Company, LLP ("Wellington Management") and Western Asset Management Company ("Western Asset") select investments for its portion of the Fund's assets based on its own investment style and strategy. Wellington Management's investment philosophy is to maximize total return while limiting the level of risk appropriate for the Fund by combining a top-down strategy which directs portfolio structure including duration and sector weights, and a bottom-up securities selection process. Western Asset applies a team approach to portfolio management that revolves around their investment outlook, focusing on duration weighting, term structure position, sector and issue selection. While duration and yield curve structure decisions underlie Western Asset's investment process, the company concentrates primarily on sector and issue selection for adding value. The Sub-Advisers seek to achieve the Fund's objectives on a total return basis and without regard to tax consequences. The Fund's portfolio turnover rate may be higher as a result. Higher portfolio turnover will result in higher transaction costs and may result in taxable gains being passed through to taxable shareholders.


OTHER INVESTMENTS
------------------------------------------------------


The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are not principal investments and strategies. These investments and strategies, as well as those described in this prospectus, are described in greater detail in the Fund's Statement of Additional Information (SAI). During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations. When so invested, the Fund may not achieve its investment objective.



PRINCIPAL RISKS

------------------------------------------------------
The value of an investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be larger or smaller depending on the types of securities the Fund owns and the markets in which they trade. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. The price of fixed income securities also may fluctuate in response to changes in credit risk. Also, prices of longer-term securities are generally more volatile, so the average maturity of the Fund's portfolio affects risk.

The Investment Manager's allocation of Fund assets to the Sub-Advisers and the Sub-Advisers' judgments about the markets, the economy and/or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the Fund's return. In fact, you can lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.


RISKS OF HOLDING CERTAIN SECURITIES

U.S. Government Securities. U.S. Government securities are considered to be those with the least credit risk, but U.S. Government securities are subject to price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources, and are subject to slightly greater credit risks.

Asset-Backed Securities. Asset-backed securities are fixed income securities representing an interest in a pool of loans or receivables of an entity, such as a bank or credit card company. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. It is possible that prepayments on the underlying assets will alter the cash flow on asset-backed securities, making it difficult to predict with certainty the actual maturity date or average life of an asset-backed security and, therefore, to assess the volatility risk of the Fund.


Mortgage-Backed Securities. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Declining interest rates tend to encourage the prepayment of mortgage-backed securities. As a result, the Fund may have to reinvest prepaid amounts in securities paying lower interest rates. It may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security and, therefore, to assess the volatility risk of the Fund.



YEAR 2000 TRANSITION



The Fund and its service providers do not appear to have been adversely affected by computer problems related to the transition to the year 2000. However, there remains a risk that such problems could arise or be discovered in the future. Year 2000 related problems also may negatively affect issuers whose securities the Fund purchases, which could have an impact on the value of your investment.


PRIOR PERFORMANCE INFORMATION


As of the date of this prospectus, the Fund had not yet commenced operations, and did not have a performance history.


FUND FEES AND EXPENSES
------------------------------------------------------

This table describes the Fund's fees and expenses that you will pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Investment Advisory Fees..........    0.19%
Distribution (12b-1) Fees.........     None
Other Expenses*...................    0.30%

TOTAL ANNUAL FUND OPERATING
  EXPENSES........................    0.49%
Fee waivers and expense
  reimbursements..................    0.24%

NET ANNUAL FUND OPERATING
  EXPENSES........................  0.25%**
-------------------------------------------

 * OTHER EXPENSES ARE ESTIMATED ASSUMING THE AVERAGE DAILY NET ASSETS OF THE FUND WILL BE $100 MILLION.


** THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO
   REIMBURSE EXPENSES, SO LONG AS IT SERVES AS INVESTMENT ADVISER TO THE FUND, IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.25% OF NET ASSETS PER YEAR. THIS FEE WAIVER MAY BE AMENDED OR TERMINATED ONLY WITH THE CONSENT OF THE BOARD OF DIRECTORS.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 Year              $26*
3 Years             $80*


------------------------------------------------------


* EXPENSES ARE CALCULATED BASED ON ANNUAL FUND OPERATING EXPENSES NET OF THE INVESTMENT MANAGER'S FEE WAIVERS AND EXPENSE REIMBURSEMENTS (0.25%).


INVESTMENT MANAGER
------------------------------------------------------

COMMONFUND ASSET MANAGEMENT COMPANY, INC. is an indirect, wholly-owned subsidiary of The Commonfund for Non-Profit Organizations ("Commonfund"). Employees of the Investment Manager also are responsible for Commonfund's investment program, which is comprised of more than 20 funds with more than $20 billion in assets and is conducted in a "manager of managers" format. The Fund will pay the Investment Manager an annual fee of 0.19% of average net assets for its services.

The Investment Manager acts as a "manager of managers" for the Fund, and supervises adherence by the Sub-Advisers with the Fund's investment policies and guidelines. The Investment Manager also recommends the appointment of additional or replacement Sub-Advisers to the Fund's Board of Directors. The Fund and the Investment Manager have requested exemptive relief from the Securities and Exchange Commission (the "Commission") to permit the Investment Manager and the Fund to add or terminate Sub-Advisers without shareholder approval.

INVESTMENT SUB-ADVISERS
------------------------------------------------------

WELLINGTON MANAGEMENT COMPANY, LLP traces its origins to 1928. As of June 30, 1999, the firm had investment management authority with respect to approximately $223 billion in assets, with approximately $91 billion in fixed income securities, for domestic and foreign clients. Wellington Management is headquartered in Boston, Massachusetts, with affiliates in London, Singapore, Sydney and Tokyo.


WESTERN ASSET MANAGEMENT COMPANY manages over $50 billion in assets. The firm has managed short-duration portfolios since 1974. It is wholly-owned by Legg Mason Inc., a financial services company headquartered in Baltimore, Maryland.

PORTFOLIO MANAGERS

Commonfund Asset Management Company, Inc. The Investment Manager employs a team to supervise the Sub-Advisers, which includes the following members:


     Todd E. Petzel is President and Chief Investment Officer of Commonfund Asset Management Company, a position he assumed in August, 1999. From January 1996 until August 1999, he served as Executive Vice President and Chief Investment Officer for Commonfund after having been Executive Vice President, Business Development, of the Chicago Mercantile Exchange, where he worked in positions of increasing responsibility for eight years. Mr. Petzel received his A.B., A.M., and Ph.D. degrees from the University of Chicago.



     MaryEllen Beaudreault, a Senior Vice President of Commonfund Asset Management Company, joined Commonfund in 1993. She is responsible for the oversight of all fixed income funds. Those funds implement cash management, domestic, global and international fixed income and strategies. Ms. Beaudreault has 15 years of professional experience. Ms. Beaudreault is a graduate of Central Connecticut State University.


Wellington Management Company, LLP.
Responsibility for investment decisions will rest with two persons:


     John C. Keogh, a Partner and Senior Vice President of Wellington Management, will serve as the Fund's Portfolio Manager. Mr. Keogh has 20 years of professional experience, 16 of which have been with Wellington Management. Mr. Keogh received a B.A. from Tufts University in 1979.



     Timothy E. Smith, a Vice President of Wellington Management, will also serve as Portfolio Manager of the Fund. Mr. Smith has 14 years of professional experience, seven of which have been with Wellington Management. Mr. Smith received his MBA from Babson College in 1992.

Western Asset Management Western Asset's Investment Strategy Group is responsible for investment decisions. The group consists of senior portfolio managers who specialize in all major sectors of the fixed income market, such as U.S. Government securities, money market instruments, mortgage-related securities, and asset-backed securities. Each sector specialist is responsible for selecting individual securities to implement an overall strategy set by the Investment Strategy Group. The following individuals are members of Western Asset's Investment Strategy Group:

     Stephen A. Walsh, a Managing Director with Western Asset since 1991, has 18 years of professional experience. Mr. Walsh received his B.S. from the University of Colorado at Boulder.

     Carl E. Eichstaedt, a Portfolio Manager who has 13 years of professional experience, has been with Western Asset since 1994. Mr. Eichstaedt received his B.S. from University of Illinois and his M.B.A. from the Kellogg Graduate School of Management at Northwestern University.

PRIOR PERFORMANCE OF SUB-ADVISERS


The following tables present a composite of each Sub-Adviser's past performance when managing other accounts that have investment objectives, policies and strategies that are substantially similar to the Fund's in all material respects. This information has been provided by the Sub-Advisers and calculated in accordance with AIMR Performance Presentation Standards. This table does not indicate how the Fund may perform in the future. The extent to which the performance of a particular Sub-Adviser affects Fund performance will be limited to the portion of the Fund's assets allocated to that Sub-Adviser by the Investment Manager.


Wellington Management Company, LLP


Historical Performance of Account for Periods Ended September 30, 1999*



Average Annual Total Return

                       Wellington   3 Month-T-Bill
                       Management
Past three years       5.43%        5.15%
Past one year          4.84%        4.69%
Since inception 9/96   5.43%        5.15%



* Performance results reflect the deduction of fees equal to the Fund's total operating expenses net of the Investment Manager's fee waivers, (0.25%). Performance results reflect composite returns for all discretionary accounts managed in accordance with Wellington Management's short duration strategy with investment guidelines that are substantially similar to those of the Fund, none of which are registered investment companies.


Western Asset Management Company

Historical Performance for Periods Ended June 30, 1999*


Average Annual Total Return

                       Western Asset   3 Month-T-Bill
Past ten years         5.37%           5.36%
Past five years        5.40%           5.37%
Past three years       5.34%           5.15%
Past one year          4.91%           4.69%



* Performance results reflect deduction of fees equal to the Fund's total operating expenses net of the Investment Manager's fee waivers (0.25%). Performance results reflect composite returns for all discretionary accounts managed in accordance with Western Asset's short duration strategy with investment guidelines that are substantially similar to those of the Fund, none of which are registered investment companies.



The accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code which, if applicable, may have adversely affected performance results.

INVESTING IN THE COMMONFUND INSTITUTIONAL FUNDS -- A SUMMARY:
---------------------------------------------------------

In order to open a new account, you must complete and mail the New Account Application that you receive with this prospectus to:

     Commonfund Institutional Funds
     P.O. Box 9130, Mail Code OPS22
     Boston, MA 02117-9130


The Fund's minimum initial investment is $100,000 for institutions and $5,000 for Eligible Individuals. The minimum subsequent investment is $1,000, except that no minimum applies to reinvestments from dividends and distributions.

---------------------------------------------------------
Once you are a shareholder of the Commonfund Institutional Funds you can do the following:
---------------------------------------------------------


*  Purchase or redeem Fund shares by phone.


   Call 1-877-426-6600 to place a trade.
---------------------------------------------------------

*  Purchase Fund shares by wiring funds to:

   Investors Bank & Trust Company
   ABA #011001438
   Account # 020103345

   Further Credit: Commonfund Short Duration Fund, shareholder name and Commonfund Institutional Funds account number.


PURCHASING AND REDEEMING COMMONFUND INSTITUTIONAL FUNDS SHARES
------------------------------------------------------


This section tells you how to purchase and redeem shares of the Fund.


PURCHASING SHARES

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares of the Fund on any day that the New York Stock Exchange and the Federal Reserve System are both open for business (a "Business Day").

To open an account:

     Please send your completed New Account Application to Commonfund Institutional Funds, P.O. Box 9130, Mail Code OPS22, Boston, MA 02117-9130. All investments by institutions must be made by wire.

     Please call us to let us know that you intend to make an investment. You will need to instruct your bank to wire money to: Investors Bank & Trust Company, ABA #011001438; for Account Number 020103345; Further Credit:
     Commonfund Short Duration Fund. The shareholder name and shareholder account number must be specified in the wire.

HOW ARE FUND SHARE PRICES CALCULATED?


The price per share (the offering price) will be the net asset value (NAV) per share next determined after the Fund receives your purchase order. The Fund's NAV is calculated once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time).


NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund. In calculating NAV, the Fund generally values its portfolio at market price. If market prices are unavailable or we think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Directors.

ACCEPTANCE OF SUBSCRIPTIONS


We may reject any purchase order if we determine that accepting the order would not be in the best interests of the Fund or its shareholders. In order for your purchase to be processed on the trade date, the Fund must receive funds by 4:00 p.m. Eastern time. Orders for which funds are received after 4:00 p.m. Eastern time will be processed on the following Business Day.


PURCHASING ADDITIONAL SHARES

Current shareholders are eligible to purchase shares by phone by calling 1-877-426-6600 if they have requested that privilege by checking the appropriate box on the New Account Application.

PURCHASES BY ELIGIBLE INDIVIDUALS

Eligible Individuals may purchase shares by mail at the address of Commonfund Institutional Funds. The purchase price may be tendered by personal check. We do not accept third party checks or cash.

TELEPHONE TRANSACTIONS

Purchasing or redeeming Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

REDEEMING SHARES


You may redeem your shares on any Business Day by contacting us directly by mail or telephone. The redemption price of each share will be the NAV next determined after we receive your request.


In the case of institutions and Eligible Individuals, payments in redemption will be made by wire transfer to the account designated in your New Account Application or another account that has properly been designated with a signature guarantee.

SIGNATURE GUARANTEES

A signature guarantee is a widely accepted way to protect shareholders by verifying signatures. The signature(s) must be guaranteed by an acceptable financial institution such as a national or state bank, a trust company, a federal savings and loan association, a credit union or a broker-dealer that is a member of a national securities exchange. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

METHODS FOR REDEEMING SHARES


* By Mail -- If you wish to redeem shares of the Fund by mail, you should send us a letter with your name, Fund and account number and the amount of your request. All letters must be signed by the owner(s) of the account. In certain circumstances, additional documentation may be required. You may obtain additional details by phoning 1-877-426-6600.


* By Phone -- When filling out your New Account Application, you are given the opportunity to establish telephone redemption privileges.

* Systematic Withdrawal Plan -- Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals.

REDEMPTIONS IN KIND -- The Fund generally pays redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). In the highly unlikely event that your shares are redeemed in kind, you will have to pay brokerage costs to sell the securities distributed to you.


SUSPENSION OF YOUR RIGHT TO REDEEM SHARES -- The Fund may suspend your right to redeem your shares if the NYSE restricts trading, the SEC declares an emergency or for such other periods as the SEC may by order permit.



INVOLUNTARY SALES OF YOUR SHARES -- If your account balance drops below the required minimum of $100,000 for institutions or $5,000 for Eligible Individuals as a result of shareholder redemptions, the Fund may redeem your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid redemption of your shares.


RECEIVING YOUR MONEY

Normally, we will send your sale proceeds the next Business Day after we receive your request. In unusual circumstances, it may take up to seven days. Proceeds will be wired to your properly designated account at a financial institution.

DISTRIBUTION OF FUND SHARES
------------------------------------------------------

Commonfund Securities, Inc. is the distributor of the Fund and receives no compensation from the Fund for that service.

DIVIDENDS, DISTRIBUTIONS AND TAXES
------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Fund accrues dividends of net investment income on a daily basis, and declares and pays dividends monthly. The Fund makes distributions of capital gains, if any, at least annually.

Shareholders will receive dividends and distributions in the form of additional shares. Dividends generally are not paid in cash.

TAXES

The Fund is managed without regard to tax consequences. Shareholders seeking to finance tax obligations may need to redeem shares.

The Fund will distribute substantially all of its investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its portfolio securities. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

This summary is based on current tax laws, which may change.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

COMMONFUND
INSTITUTIONAL FUNDS

INVESTMENT MANAGER

Commonfund Asset Management Company, Inc.

INVESTMENT SUB-ADVISERS

Wellington Management Company, LLP
Western Asset Management Company

DISTRIBUTOR

Commonfund Securities, Inc.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103
More information about Commonfund Institutional Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
------------------------------------------------------


The SAI dated January 20, 2000, includes more detailed information about Commonfund Institutional Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


TO OBTAIN MORE INFORMATION ABOUT THE FUND:

BY TELEPHONE: Call 1-877-426-6600

BY MAIL:  Write to
          Commonfund Institutional Funds

          15 Old Danbury Road

          P.O. Box 812
          Wilton, CT 06897-0812

BY INTERNET: http://www.commonfund.org

FROM THE SEC: You can also obtain the SAI or the Annual or Semi-Annual Reports, as well as other information about Commonfund Institutional Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Fund's Investment Company Act registration number is 811-9555.

                         COMMONFUND INSTITUTIONAL FUNDS

                         COMMONFUND SHORT DURATION FUND

                               INVESTMENT MANAGER
                   COMMONFUND ASSET MANAGEMENT COMPANY, INC.

                            INVESTMENT SUB-ADVISERS
                       WELLINGTON MANAGEMENT COMPANY, LLP
                        WESTERN ASSET MANAGEMENT COMPANY

                                  DISTRIBUTOR
                          COMMONFUND SECURITIES, INC.


This Statement of Additional Information is not a prospectus and relates only to the Commonfund Short Duration Fund (the "Fund"). It is intended to provide additional information regarding the activities and operations of the Commonfund Institutional Funds (the "Company") and should be read in conjunction with the Fund's Prospectus dated January 20, 2000. The Prospectus may be obtained without charge by calling 1-877-426-6600.


                               TABLE OF CONTENTS


THE COMPANY.................................................     S-2
INVESTMENT OBJECTIVE........................................     S-2
INVESTMENT POLICIES.........................................     S-2
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS.......     S-3
INVESTMENT LIMITATIONS......................................     S-9
THE INVESTMENT MANAGER AND SUB-ADVISERS.....................    S-11
FUND ADMINISTRATION.........................................    S-12
CUSTODIAN...................................................    S-12
EXPERTS.....................................................    S-12
LEGAL COUNSEL...............................................    S-12
DISTRIBUTION AND SHAREHOLDER SERVICES.......................    S-12
DIRECTORS AND OFFICERS OF THE COMPANY.......................    S-13
COMPUTATION OF YIELD AND TOTAL RETURN.......................    S-15
PURCHASE AND REDEMPTION OF SHARES...........................    S-16
DETERMINATION OF NET ASSET VALUE............................    S-16
TAXES.......................................................    S-17
PORTFOLIO TRANSACTIONS......................................    S-18
VOTING......................................................    S-18
DESCRIPTION OF SHARES.......................................    S-19
5% SHAREHOLDERS.............................................    S-19
FUND BALANCE SHEET..........................................    S-19
APPENDIX....................................................     A-1



January 20, 2000

THE COMPANY

This Statement of Additional Information relates only to the Commonfund Short Duration Fund (the "Fund"). The Fund is a separate series of Commonfund Institutional Funds (the "Company"), an open-end management investment company established as a Delaware business trust under an Agreement and Declaration of Trust dated August 7, 1999. The Agreement and Declaration of Trust permits the Company to offer separate series of units of beneficial interest ("shares"), and separate classes of shares within the Fund. Each share of the Fund represents an equal proportionate interest in the Fund.

INVESTMENT OBJECTIVE


The Fund seeks current income from interest and price appreciation consistent with liquidity and safety of principal. There can be no assurance that the Fund will achieve its investment objective. The net asset value of the Fund is expected to fluctuate modestly in response to changes in interest rates.


INVESTMENT POLICIES


The Fund invests in a diversified portfolio of securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, obligations of U.S. and foreign commercial banks, corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with highly-rated counterparties. The Fund will invest in obligations of national and state commercial banks and bank holding companies and their foreign branches, as well as foreign banks, provided that the obligations shall be payable in U.S. dollars or fully hedged. The securities acquired by the Fund may include mortgage-backed and asset-backed securities. The Fund's investment strategies are designed to produce a total rate of return that exceeds the total return on 90 day U.S. Treasury bills. The Fund seeks to minimize fluctuation in net asset value by maintaining high credit quality standards and employing a relatively short effective duration.



Duration is a measure of a security's expected price volatility or risk associated with changes in the interest rate. Duration is not static, and responds inversely to changes in interest rates, so that duration shortens when rates rise and lengthens when rates fall. These changes may be magnified in a low yield environment. For example, a 30 year, 10% coupon non-callable bond has a 7.2 year duration in a 15% yield environment, a 9.9 year duration in a 10% yield environment, and a 14 year duration in a 5% yield environment. Effective duration is a measure of risk and sensitivity to interest rate changes of bonds with implied call options, such as callable or putable bonds and mortgage-backed securities. The calculation of the effective duration of a security takes into consideration the possibility of early redemption or extension of these options. The Fund's effective duration generally will not exceed one (1) year, and the maximum remaining maturity of any individual security will be five and one-half (5 1/2) years, except for certain mortgage-related and asset-backed securities.



The Fund will purchase the following types of securities if, at the time of purchase, such securities either have been rated in one of the three highest rating categories by a nationally recognized statistical rating organization ("NRSRO"), except as noted below, or are determined by Commonfund Asset Management Company Inc. (the "Investment Manager") or a Sub-Adviser to be of comparable quality, and are otherwise eligible for investment: (i) obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities; (ii) corporate bonds and debentures of U.S. or foreign issuers and denominated in U.S. dollars; (iii) private mortgage-backed securities; (iv) asset-backed securities; (v) commercial paper rated in one of the two highest rating categories; (vi) obligations of U.S. and foreign commercial banks rated in one of the two highest rating sub-categories; and
(vii) fully collateralized repurchase agreements. If a security is downgraded to below the minimum quality level specified above, the Investment Manager and the Sub-Adviser(s) involved will review the situation and take appropriate action.



The Fund may purchase fixed income securities with variable and floating rates. The Fund may invest in illiquid securities in an amount not to exceed 15% of its net assets. The Fund may purchase securities that are eligible for resale under Rule 144A and other restricted securities, provided that said securities will be deemed to be illiquid unless they are deemed liquid under guidelines adopted by the Company.


The Fund may purchase securities on a when-issued basis or delayed delivery basis.

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The Fund may enter into futures and options transactions to the extent permitted for registered investment companies under positions adopted by the Securities and Exchange Commission (the "SEC") and the staff thereof.



DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS


ASSET-BACKED SECURITIES


Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be issued as debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.



Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities presents risk considerations specific to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities also entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of card holders.


BANKERS' ACCEPTANCES AND BANK OBLIGATIONS

The Fund may invest in bankers' acceptances or notes, which are fixed income instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments represent the obligation of the bank and of the drawer to pay the full amount of the instrument upon maturity. The Fund will only purchase obligations of banks that are rated in the top two categories by a major rating agency.

BORROWING


Borrowing may exaggerate changes in the net asset value of the Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. The Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Fund may be required to segregate liquid assets in an amount sufficient to meet its obligations in connection with such borrowings.


CERTIFICATES OF DEPOSIT


The Fund may invest in certificates of deposit or time deposits, which are obligations issued against funds deposited in a banking institution for a specified period of time at a specified interest rate.


DERIVATIVES


Derivatives are instruments that derive their value from other securities, baskets of securities, financial instruments or indices (for each derivative instrument, this is sometimes referred to as the "underlying"). The following are considered derivative securities: financial futures, options (e.g., puts and calls) on financial futures, options on securities, swap agreements, certain mortgage-backed securities (e.g., CMOs), when-issued securities, floating and variable rate securities and "stripped" U.S. Treasury securities (e.g., STRIPs). See elsewhere in the "Description of Permitted Investments" for discussions of these various instruments.

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FIXED INCOME SECURITIES


The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS


Futures contracts provide for the future sale or purchase by a party of a specified amount of a specific underlying at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Fund will seek to minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on recognized futures exchanges.



No price is paid upon entering into futures contracts. Instead, the Fund is required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.



There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of the individual underlying securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the underlying securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures.



The Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide" hedging purposes or risk management, the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Fund's net assets. The Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund's return.


ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations or maturities over seven days in length.

MORTGAGE-RELATED SECURITIES

A mortgage-related security is an interest in a pool of mortgage loans. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by borrowers.



Agency-Mortgage-Related Securities: The dominant issuers or guarantors of mortgage-related securities today are the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (such as by the Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations. Fannie Mae and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers.



Fannie Mae Securities: Fannie Mae is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. Fannie Mae uses its funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.


Each Fannie Mae pass-through security represents a proportionate interest in one or more pools of loans, including conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The pools consist of one or more of the following types of loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable rate mortgage loans;
(5) other adjustable rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.


Federal Home Loan Mortgage Corporation Securities: The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.



The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between 10 to 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must be whole loans, participation interests in whole loans and undivided interests in whole loans or participation in another FHLMC security.



Government National Mortgage Association Securities: GNMA is a wholly-owned corporate instrumentality of the U.S. Government within the Department of Housing and Urban Development. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.



GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.


The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. Fannie Mae guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal, of its pass-through securities. Fannie Mae and FHLMC securities are not backed by the full faith and credit of the United States; however, they are generally considered to present minimal credit risks. The yields provided by these mortgage-related securities historically have exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment.

Adjustable rate mortgage securities ("ARMs") are a form of pass-through security representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. The adjustment feature of ARMs tends to make their values less sensitive to interest rate changes. As the interest rates on the mortgages underlying ARMs are reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMs allow the Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Funds may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Funds. Further, because of this feature, the values of ARMs are unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments.


Collateralized mortgage obligations ("CMOs") are mortgage-related securities that separate the cash flows of mortgage pools into different components called classes or "tranches." Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of, and interest on, the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

The Fund considers GNMA-, Fannie Mae-, and FHLMC-issued pass-through certificates, CMOs, and other mortgage-related securities to be U.S. Government securities for purposes of each Fund's investment policies.

Privately Issued Mortgage-Related Securities: Mortgage-related securities offered by private issuers include pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs which are collateralized by mortgage-related securities issued by GNMA, Fannie Mae, FHLMC or by pools of conventional mortgages. The Fund limits its investments in privately issued mortgage-related securities to "mortgage related securities" within the meaning of the Secondary Mortgage Market Enhancement Act of 1984, as amended.


The Fund may invest in, among other things, "parallel pay" CMOs, Planned Amortization Class CMOs ("PAC Bonds") and REMICs. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986 (the "Code") and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICS, which are known as "regular" interests, or "residual" interests. The Portfolios will not invest in residual REMICs. Guaranteed REMIC pass-through certificates (REMIC Certificates) issued by Fannie Mae, FHLMC or GNMA represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC certificates are supported by the full faith and credit of the U.S. Treasury.


Parallel pay CMOs, as well as REMICs, are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which like the other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

Mortgage-related securities created by private issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. Government and U.S. Government mortgage-related securities because they offer no direct or indirect government guarantees of payments. However, many issuers or servicers of mortgage-related securities guarantee, or provide insurance for, timely payment of interest and principal on such securities.

Additional Risk Factors: Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

OPTIONS


Options give the holder of the option the right to buy or sell an underlying at an agreed price, while obligating the writer of the option to buy or sell at the agreed price if exercised by the buyer. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." The writer of an option may close out an option position that it has written, by entering into a "closing transaction," which is simply the purchase of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the writer is unable to effect a closing transaction, it will be obligated to honor the option until the option expires or it delivers the underlying upon exercise. When the Fund writes an option, it will "cover" its obligation by holding the underlying (in the case of a call option) or segregating or earmarking cash (in the case of a put option) needed to satisfy its obligation until it enters into a closing transaction, the option expires, or the Fund delivers the underlying security upon exercise by the option holder.



The Fund may purchase put and call options to protect against declines in the market values of the securities in its portfolio, or in anticipation of movements in the market values of securities subject to the option. When the Fund purchases put and call options it pays a premium. If price movements in the underlying securities are such that exercise of the option would not be profitable, the Fund's loss will equal the amount of the premium. In the case of a put option, where the Fund already holds the underlying security, the loss of the premium may be offset by an increase in the value of the Fund's security. In the case of a call option, where the Fund acquires the underlying security in a separate transaction, the loss of the premium may be offset by a decrease in the cost of acquisition of the security.



The Fund may write covered call and put options as a means of increasing the yield on its portfolio. When the Fund writes an option, if the underlying securities do not increase or decrease to a price that would make the exercise of the option by the option holder profitable, the holder generally will allow the option to expire without being exercised. In such a situation, the Fund will have realized as profit the premium received for writing the option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price. This price generally will be lower than the price the Fund could have received if it sold the underlying at the market price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities from the option holder at the strike price. This price generally will be higher than the price the Fund would have paid if it bought the underlying at the market price.



The Fund may purchase and write options on an exchange or over the counter. Over the counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the counterparty. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing normally is determined by reference to information provided by a market maker. OTC options generally are considered to be illiquid.



Risk Factors: Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; and (3) there may not be a liquid secondary market for options.


PORTFOLIO TURNOVER

An annual portfolio turnover rate in excess of 100% may result from the Investment Manager's use of a multimanager approach. Higher portfolio turnover may result in higher transaction costs and taxable gains being passed through to taxable shareholders.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which the Fund obtains a security in exchange for cash and simultaneously commits to return the security to the seller (typically, a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to the resale price stated in the agreement. Under all repurchase agreements entered into by the Fund, the Company's Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may experience delays and incur costs in selling the underlying security, or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

RULE 144A SECURITIES

Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional investors. Due to the relatively limited size of this institutional market, these securities may affect the Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Company's Board of Directors.

SECURITIES LENDING

In order to generate additional income, the Fund may lend its securities pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the loaned securities. The Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

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U.S. GOVERNMENT SECURITIES

U.S. Government Securities: U.S. Government securities are bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. Treasury Obligations: U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

U.S. Government Agency Obligations: Certain Federal agencies, such as the GNMA, have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES


When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. When the Fund agrees to purchase when-issued or delayed delivery securities, it will earmark or segregate cash or liquid securities in an amount equal to the Fund's commitment to purchase these securities. Although the Fund may purchase securities on a when-issued (or forward commitment) basis with the intention of actually acquiring securities for its investment portfolio, it may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.


YANKEE DOLLARS

The Fund may invest in certain fixed income securities known as Yankee dollars, which are dollar-denominated obligations issued by foreign banks in the U.S. markets.

YEAR 2000


The Fund and its service providers do not appear to have been adversely affected by computer problems related to the transition to the year 2000. However, there remains a risk that such problems could arise or be discovered in the future. Year 2000 related problems also may negatively affect issuers whose securities the Fund purchases, which could have an impact on the value of your investment.


INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund which cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:


1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, (i) more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund's total assets.


2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities (as defined in the Investment Company Act of 1940 (the "1940 Act")) except as permitted by rule, regulation or order of the SEC.

7. Act as an underwriter of securities of other issuers, except as it may be deemed an underwriter in selling a portfolio security.

8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.


The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. For the purposes of fundamental restriction number 2, finance companies are not considered a single industry, but are grouped instead according to their services.


NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board of Directors.

The Fund may not:


1. Pledge, mortgage or hypothecate assets, except to secure borrowings permitted by the Fund's fundamental limitation on borrowing. A transfer of assets under a repurchase agreement is not considered a pledge or hypothecation subject to this restriction.


2. Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that the Fund may
   (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by
   Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company.

5. Purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities. Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Directors.


6. Borrow money, except for temporary or emergency circumstances in amounts not to exceed 5% of the Fund's net assets. For example, the Fund may borrow for temporary defensive purposes or to meet shareholder redemptions when it would not be in the best interests of the Fund to liquidate portfolio holdings. The Fund will not make additional purchases of securities when the Fund's borrowings exceed 5% of total assets.


THE INVESTMENT MANAGER


Commonfund Asset Management Company, Inc. is an indirect, wholly owned subsidiary of The Commonfund for Nonprofit Organizations ("Commonfund"). Employees of the Investment Manager are responsible for Commonfund's investment programs which are conducted in a "manager of managers" format. The Fund will pay the Investment Manager an annual fee of 0.19% of average net assets for its services.



The Investment Manager serves as the investment adviser for the Fund under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of, and policies established by, the Fund's Board of Directors, the Investment Manager acts as a "manager of managers" for the Fund, and supervises adherence by the Sub-Adviser(s) with the Fund's investment policies and guidelines. The Investment Manager also recommends the appointment of additional or replacement Sub-Advisers to the Fund's Board of Directors. The Investment Manager makes recommendations to the Board of Directors with respect to the appropriate allocation of assets to each of the Sub-Advisers. The Fund and the Investment Manager have requested exemptive relief from the SEC necessary to permit the Investment Manager and the Fund to add or terminate Sub-Advisers without shareholder approval. The Advisory Agreement provides that the Investment Manager shall not be protected against any liability to the Company or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the vote of the Board of Directors or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or "interested persons" of any party thereto (the "Independent Directors"), cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board of Directors of the Company or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Investment Manager, or by the Investment Manager on 90 days' written notice to the Company.

THE SUB-ADVISERS


The Fund currently has two sub-advisers: Wellington Management Company, LLP and Western Asset Management Company (each a "Sub-Adviser" and, collectively, the "Sub-Advisers"). Each Sub-Adviser will manage a portion of the Fund's assets allocated to it, which allocation is determined by the Directors upon the recommendation of the Investment Manager. Each Sub-Adviser makes the investment decisions for the assets of the Fund subject to the supervision of, and policies established by, the Board of Directors. Currently, each Sub-Adviser has been allocated approximately 50% of the Fund's total assets.



WELLINGTON MANAGEMENT COMPANY, LLP ("Wellington Management") traces its origins to 1928. As of June 30, 1999, the firm had investment management authority with respect to approximately $223 billion of assets, with approximately $91 billion in fixed income securities, for domestic and foreign clients. Wellington Management is headquartered in Boston, Massachusetts, with affiliates in London, Singapore, Sydney and Tokyo. Wellington Management's investment philosophy is to maximize total return while limiting the level of risk appropriate for the strategy by combining a top-down strategy which directs portfolio structure, including duration and sector weights, and a bottom-up securities selection process. For its services, Wellington

Management is entitled to receive a fee from the Fund, which is calculated daily and paid quarterly, equal to the following percentage of the average daily net assets of the Fund allocated to it: 0.10% of the first $100 million, 0.075% of the next $100 million, and 0.055% thereafter.


WESTERN ASSET MANAGEMENT COMPANY ("Western Asset") manages over $50 billion in assets. The firm has managed short-duration portfolios since 1974. It is wholly-owned by Legg Mason Inc., a financial services company headquartered in Baltimore, Maryland. Western Asset applies a team approach to portfolio management that revolves around their investment outlook, focusing on duration weighting, term structure position, sector and issue selection. While duration and yield curve structure decisions underlie Western Asset's investment process, the company concentrates primarily on sector and issue selection for adding value. For its services, Western Asset is entitled to receive a fee from the Fund, which is calculated daily and paid quarterly, at an annual rate of 0.055% of the average daily net assets of the Fund allocated to it.

FUND ADMINISTRATION


The Company and Investors Bank & Trust Company ("IBT Co.") have entered into an administration agreement (the "Administration Agreement"), pursuant to which IBT Co. will provide general fund administration services to the Fund. For the services rendered by IBT Co., the Company will pay IBT a fee, which is calculated daily and paid monthly, equal to the following percentages of the average daily net assets of the Fund allocated to it: 0.05% for $10 billion or less and 0.0025% for over $10 billion.


The Administration Agreement provides that IBT Co. shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.


The Administration Agreement has an initial term of three years and is automatically renewed for an additional three year term unless terminated by either party on 90 days prior notice. Either party may terminate the Administration Agreement in the event of a material breach of the Administration Agreement that is not cured within 90 days of notice thereof, and the Company may terminate this Administrative Agreement in the event that IBT Co. fails to cure identified deficiencies within 30 days after a written notice thereof.


IBT Co. also acts as the Fund's Transfer Agent and Fund Accounting Agent pursuant to separate transfer agency and fund accounting agreements between the Company and IBT Co.


CUSTODIAN



IBT Co., 200 Clarendon Street, Boston, MA, 02116, acts as the custodian of the Company. The Custodian holds cash, securities and other assets of the Company as required by the 1940 Act.



EXPERTS



The Independent Accountants for the Company are PricewaterhouseCoopers LLP located at 1177 Avenue of the Americas, New York, NY 10036.



LEGAL COUNSEL



Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Company.


DISTRIBUTION

Commonfund Securities, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of Commonfund, serves as the distributor of interests in the Company under a Distribution Agreement. The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually thereafter with the approval of a majority of the Board of Directors and a majority of the Independent Directors.

The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Directors who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Company upon not more than 60 days' written notice by either party or upon assignment by the Distributor. The Distributor receives no compensation from the Fund. The Investment Manager pays the Distributor, from its own assets, an annual fee equal to the costs it incurs in distributing shares of the Fund, plus 5% of such costs.

DIRECTORS AND OFFICERS OF THE COMPANY


The management and affairs of the Company are supervised by the Directors under the laws of the State of Delaware. The Directors have approved contracts under which, as described above, certain companies provide essential management services to the Company. The Directors and executive officers of the Company and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Director and each Executive Officer is c/o Commonfund Institutional Fund, 15 Old Danbury Road, P.O. Box 812, Wilton, CT 06897-0812.


DIRECTORS


     Robert L. Bovinette - 59


     Mr. Bovinette has served as President and Chief Executive Officer of The Common Fund for Nonprofit Organizations since January, 1996. Prior to that time, he served as President and Chief Executive Officer of Albuquerque Academy in Albuquerque, New Mexico, a private day school with a substantial endowment.


     John B. Carroll - 62


     Since August 1997, Mr. Carroll has been Vice President of Investment Management for GTE Corporation (GTE) and serves as a Senior Advisor to GTE and its wholly owned subsidiary, GTE Investment Management Corporation (GTE IMC) consulting on all investment related matters. From 1984 to August 1997 he was President and Chief Executive of GTE IMC responsible for developing investment policies and strategies for GTE's $25 billion in employee benefit funds and other related financial investment worldwide.


Prior to 1984, Mr. Carroll was Executive Vice President and Director of Consulting and Publishing for Evaluation Associates, Inc. (EAI), a pension fund consulting firm. Prior to EAI, Mr. Carroll was Vice President and Head of Pension Consulting Activities and National Expansion for the Trust and Investment Division of Chemical Bank of New York (now The Chase Manhattan Bank).


Mr. Carroll is also a Director of World Equity Benchmark Shares (WEBS) and the J.P. Morgan Private Equity Fund. He serves on the Advisory Boards/ Committees of Ibbotson Associates, Triumph Capital Partners, and the Pension Committee of the New York Stock Exchange. He is a former Trustee and Member of the Executive Committee of Commonfund, a past Vice Chairman of CIEBA and a past Chairman of the Noyes Foundation. Mr. Carroll resides in Ridgefield, CT and Kerry, Ireland.


     Louis W. Moelchert - 57


     Mr. Moelchert is a registered investment adviser and has been President & Owner of Private Advisor, LLC since 1996. Since 1975 he has been employed by the University of Richmond, first as Vice President for Business and Finance from 1975 through 1997, and since 1997 as Vice President for Investments.

Mr. Moelchert has served on the Investment Advisory Committee of the Virginia State Retirement System since 1996, first as Vice Chairman from 1996 through 1997, and since 1998 as Chairman. He serves on the investment advisory and/or valuation committees of approximately ten private capital investment funds, on the Boards of Directors of Venture Lending and Leasing II and the Mentor Family of Funds, and on the Pension Committee of Albermarle Corporation. He is President of the Endowment Fund of the River Road Baptist Church.

From 1986 to 1998, Mr. Moelchert was a member of the Board of Trustees of the Commonfund, serving as Vice Chairman from 1991 through 1993 and as Chairman from 1994 through 1998. Mr. Moelchert resides in Richmond, Virginia.


     Jerald L. Stevens - 59


     Since 1985, Mr. Stevens has been a consultant in the areas of investment and financial management to a range of clients including American Express, Rockefeller & Company, James Wolfenson & Co., Indiana University and Xerox Financial Services where he served as Executive Vice President and Chief of Staff from 1988 through 1990. From 1983 through 1985 he was President and Chief Operating Officer of Vanguard Group, and from 1978 through 1983 he served as Vice President, Finance and Administration, and Treasurer of Yale University where he had overall responsibility for all investment activities where major initiatives were launched in real estate, venture capital, index investing and international markets.

Mr. Stevens was Secretary of Human Services and Commissioner of Public Welfare for the Commonwealth of Massachusetts from 1975 through 1978, Senior Vice President of the Boston Company, from 1973 through 1975, and Senior Vice President and Director of Wellington Management Company from 1967 through 1973.

Mr. Stevens has served as Trustee of Bryn Mawr College 1984-1994 and has been a Board Member of the Long Wharf Theatre 1991-1993, University City Science Center 1983-1988, Thomas Jefferson University 1983-1988 and Yale New Haven Hospital 1978-1983. He was a trustee of the Hospital Fund, Inc. from 1991 through 1999, serving as Chairman from 1995 through 1999. Mr. Stevens resides in Hamden, CT.


     William T. Spitz - 48


     Mr. Spitz has been Treasurer of Vanderbilt University since November 1985. As a General Officer he has specific responsibility for management of the University's $1.8 billion endowment, banking relationships and cash management, external financing, life income trusts valued at $60.0 million, and management of working capital of approximately $500.0 million. As a member of the Chancellor's Management Group he also participates in the day-to-day administration of the University. He is a Chartered Financial Analyst.

From January 1985 to November 1985, Mr. Spitz was President and Chief Investment Officer of NSR Asset Management Corporation with responsibility for managing $500.0 million in pension, profit sharing and foundation investment assets. He was Vice President, Director of Research, and Portfolio Manager at Wertheim Asset Management Corporation from 1979 to January 1985 with responsibility for $200.0 million in pension fund assets. From 1978 to October 1979 he served as Vice President and Portfolio Manager at MD Sass Investors Services managing $100.0 million in individual and retirement fund assets. Mr. Spitz was a Senior Research Officer at Citibank NA from February 1975 to January 1978.

Mr. Spitz has been a Trustee of Commonfund since 1990, currently serving as Chairman since 1998. He is also a Trustee of Commonfund Capital, Inc. and Endowment Realty Investors I and II. He serves as a Director of Bradford Funds, including Bradford Money Market Fund, advised by J.C. Bradford & Company, a Director of Diversified Trust Company, a Tennessee chartered Trust Company with five comingled investment funds, managed by independent investment advisers, offered principally to individuals and small pension funds. Diversified will accept assets from educational endowments, but that is not a target market, and Diversified retains several managers also retained to advise funds maintained by Commonfund.

Mr. Spitz is an Adjunct Professor of Management at the Owen Graduate School of Management, Vanderbilt University, serves as Co-Director of the Commonfund Endowment Institute, and is the author of a number of articles and several books dealing with investment management issues. Mr. Spitz resides in Nashville, TN.

OFFICERS


     President - Robert L. Bovinette - see above.



     Secretary - John W. Auchincloss - 41


     Mr. Auchincloss is Associate General Counsel and Secretary of The Common Fund for Nonprofit Organizations. He joined that organization as Assistant General Counsel in July 1996. Prior to that time he was of

Counsel to the Westport, Connecticut law firm of Levett, Rockwood & Sanders, P.C. which he joined after serving as an Assistant United States Attorney in the Office of the United States Attorney for the Southern District of New York in the Spring of 1994.


     Assistant Secretary - Susan C. Mosher - 44


     Ms. Mosher is a Director of Mutual Fund Administration at Investors Bank & Trust Company. She has been employed by the organization in such capacity since 1995. Prior to joining Investors Bank & Trust Company, Ms. Mosher served as Associate Counsel to 440 Financial Group, Inc., a subsidiary of Allamerica Financial, from 1992 to 1995.


     Treasurer - Marita K. Wein - 37


     Ms. Wein is Senior Vice President and Treasurer of The Common Fund for Nonprofit Organizations. She has been employed by that organization for 12 years in the fund accounting area and, since her appointment to her present position in June 1997, she has been responsible for general investor accounting and reporting functions of the company.


     Assistant Treasurer - Timothy F. Osborne - 32


     Mr. Osborne serves as a Director of Mutual Fund Administration at Investors Bank & Trust Company, a position he assumed in 1998. Mr. Osborne joined Investors Bank & Trust Company in 1995 as a Manager. Prior to that time, Mr. Osbourne was an Account Supervisor at Chase Global Fund Services from 1992 to 1995.

COMPENSATION OF DIRECTORS AND OFFICERS

The Officers of the Company serve without compensation as such. The Company pays Mr. Carroll, Mr. Moelchert, Mr. Stevens and Mr. Spitz each an annual fee of $8,000, plus reasonable out-of-pocket expenses.

The Directors and Officers of the Company own less than 1% of the outstanding shares of the Fund.

COMPENSATION TABLE*


DIRECTOR                       AGGREGATE                             ESTIMATED ANNUAL    TOTAL COMPENSATION
                              COMPENSATION        PENSION OR          BENEFITS UPON        FROM FUND AND
                               FROM FUND      RETIREMENT BENEFITS       RETIREMENT          FUND COMPLEX
                                              ACCRUED AS PART OF                                PAID
                                                 FUND EXPENSES                              TO DIRECTORS
-----------------------------------------------------------------------------------------------------------
Robert L. Bovinette,               None              None                  None                  None
Director
John B. Carroll,                 $8,000              None                  None                $8,000
Director
Louis W. Moelchert,              $8,000              None                  None                $8,000
Director
Jerald L. Stevens,               $8,000              None                  None                $8,000
Director
William T. Spitz,                $8,000              None                  None                $8,000
Director


---------------
* The compensation figures are based on estimates of future payments for the current fiscal year.

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Company may advertise yield and total return of the Fund. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:


Yield = 2[((a-b)/cd + 1)(6) - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of any reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.


The total return of the Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)(n) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through Investors Bank & Trust Company (the "Transfer Agent") on days when the Federal Reserve System and the New York Stock Exchange are both open for business. Currently, the weekdays on which the Fund is closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Shares of the Fund are offered on a continuous basis.

It is currently the Company's policy to pay all redemptions in cash. The Company retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. The Company has elected to be governed by Rule 18f-1 under the 1940 Act, under which the Trust is obligated to redeem shares for any one shareholder of record in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Company reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Company also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Investment Manager, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of the Fund are valued by the Investors Bank & Trust Company (the "Custodian"), with assistance of the Sub-Advisers, under the general supervision of a Valuation Committee appointed by the Board of Directors. The Custodian may use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. However, the pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuation are reviewed by the officers of the Company under the general supervision of the Board of Directors. If there is no readily ascertainable market value for a security, the Investment Manager may make a good faith determination as to the "fair value" of the security in accordance with procedures adopted by the Board of Directors and a Valuation Committee.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, unless it is determined not to represent fair value in accordance with procedures adopted by the Board of Directors. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (unless amortized cost is determined in accordance with procedures approved by the Board of Directors not to represent fair value) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument.

TAXES

The following is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX

The following is only a summary of certain additional federal tax considerations generally affecting the Fund that are not discussed in the Fund's Prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Fund or its shareholders and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning.


The discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


The Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, the Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if the Fund owns at least 20% of the voting power of such issuer.

Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.


The Fund intends to make sufficient distributions to avoid liability for the federal excise tax. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Investment Manager or Sub-Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC.

Any gain or loss recognized on a sale, exchange or redemption of shares of the Fund by a taxable shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months, and otherwise will be treated as short-term capital gain or loss. However, if shares on which a taxable shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.


In certain cases, the Fund will be required to withhold, and remit to the U.S. Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to the Fund that such shareholder is not subject to backup withholding.

If the Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, and such distributions may generally be eligible for the corporate dividends-received deduction.

STATE TAXES

The Fund is not liable for any income or franchise tax in Delaware if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS


The Sub-Advisers are authorized to select brokers and dealers to effect securities transactions for the Fund. The Sub-Advisers will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Sub-Advisers generally seek reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Sub-Advisers seek to select brokers or dealers that offer the Fund best price and execution and other services which are of benefit to the Fund.



The Sub-Advisers may, consistent with the interests of the Fund, consider research services that a broker or a dealer provides in selecting brokers and dealers for the Fund. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Sub-Advisers will be in addition to and not in lieu of the services required to be performed by them under their Sub-Advisory Agreements. If, in the judgment of a Sub-Adviser, the Fund or other accounts managed by the Sub-Adviser will be benefitted by supplemental research services, the Sub-Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Sub-Adviser will find all of such services of value in advising the Fund.


VOTING

Each share held entitles the shareholder of record to one vote. Shares issued by the Fund have no preemptive, conversion, or subscription rights. Each whole share shall be entitled to one vote and each fractional share shall be entitled to a proportionate fractional vote. The Fund, as a separate series of the Company, votes separately on matters affecting only the Fund. Voting rights are not cumulative. To the extent the Fund may offer different classes of shares in the future, shareholders of each Class of the Fund will vote separately on matters pertaining solely to that Class. As a Delaware business trust, the Company is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Company and for the election of Directors under certain circumstances.


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares thereof. Each share of the Fund represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Directors of the Company may create additional series of shares or separate classes of funds. All consideration received by the Company for shares of any fund or separate class and all assets in which such consideration is invested would belong to that fund or separate class and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

5% SHAREHOLDERS

As of the date of this Statement of Additional Information, the following shareholders owned more than 5% of the Fund's outstanding shares:


Commonfund Asset Management Company, Attn: Todd E. Petzel, 15 Old Danbury Road, P.O. Box 812, Wilton, CT 06897-0812 owned 100% of the Fund's outstanding shares.



FUND BALANCE SHEET


                         COMMONFUND INSTITUTIONAL FUNDS
                         COMMONFUND SHORT DURATION FUND
                       STATEMENT OF ASSETS & LIABILITIES

                                OCTOBER 20, 1999

ASSETS:
Cash                                                        $100,000
                                                            --------
Total Assets                                                $100,000
                                                            --------
LIABILITIES:
Total Liabilities                                           $      0
                                                            --------
NET ASSETS                                                  $100,000
                                                            ========
Shares outstanding (unlimited shares authorized, $.001 par
  value)                                                      10,000
                                                            ========
Net Asset Value, offering and redemption price per share    $  10.00
                                                            ========

                        See Notes to Financial Statement

COMMONFUND INSTITUTIONAL FUNDS

COMMONFUND SHORT DURATION FUND
NOTES TO FINANCIAL STATEMENT
OCTOBER 20, 1999

NOTE 1 -- GENERAL

Commonfund Institutional Funds (the "Company") was established as a Delaware business trust under an Agreement and Declaration of Trust dated August 7, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The Company currently consists of one series, Commonfund Short Duration Fund (the "Fund").

The Fund seeks current income from interest and price appreciation consistent with liquidity and capital preservation by investing in short duration fixed income securities.

Commonfund Asset Management Company ("COMANCO") serves as investment adviser to the Company. Investors Bank & Trust Company ("IBT") serves as the custodian, fund accounting agent, administrator, transfer agent and dividend disbursing agent to the Fund. Commonfund Securities, Inc. ("Commonfund Securities") serves as distributor to the Fund.

The Company has had no operations through October 20, 1999, other than those relating to organizational matters and the sale of 10,000 shares of common stock to COMANCO. Organization expenses incurred in connection with the organization and initial registration of the Company will be paid by COMANCO.

NOTE 2 -- AGREEMENTS

The Company has retained the services of COMANCO as investment adviser. COMANCO exercises overall responsibility for supervision of the investment management program for the Fund but has contracted out the day-to-day management of the investment operations of the Fund to sub-advisers. As compensation for the services rendered by COMANCO under the investment advisory agreement with the Company, COMANCO receives a fee from the Fund, which is computed daily and paid monthly, equal to an annual fee of 0.19% of the Fund's average daily net assets.

COMANCO has retained the services of Wellington Management Company, LLP and Western Asset Management Company as investment sub-advisers to the Fund. As compensation for their services, each sub-adviser receives a fee paid from COMANCO that is based on the average daily net assets of the Fund.

The Company has retained the services of IBT as the transfer agent, dividend disbursing agent, custodian and fund accounting agent for the Fund. For these services, IBT will receive a fee from the Fund, which is computed daily and paid monthly, at an annual rate of 0.0235% of the average daily net assets of the Fund up to $10 billion and 0.0185% of such net assets in excess of $10 billion. In addition, the Company has retained IBT as administrator of the Fund. For its services as administrator, IBT will receive a fee from the Fund, which is computed daily and paid monthly, at an annual rate of 0.005% of the average daily net assets of the Fund up to $10 billion and 0.0025% of such net assets in excess of $10 billion.

The Company has entered into a distribution agreement with Commonfund Securities, an affiliate of COMANCO, to serve as principal distributor for shares of the Fund. COMANCO has agreed to pay Commonfund Securities for services rendered to the Company.


COMANCO has voluntarily agreed that it will waive its fee or reimburse the Fund for expenses to the extent necessary to maintain the Fund's total operating expenses at not more than 0.25% of the average daily net assets of the Fund. Such waiver and/or reimbursement is determined on an annual basis. COMANCO has undertaken to pay all organizational expenses of the Company.



The Fund will pay each director, other than Robert L. Bovinette, who is Chair of the Board of Directors of the investment adviser, an annual fee of $8,000 plus reimbursement of out-of-pocket expenses.

COMMONFUND INSTITUTIONAL FUNDS


COMMONFUND SHORT DURATION FUND


NOTES TO FINANCIAL STATEMENT (CONTINUED)


OCTOBER 20, 1999


NOTE 3 -- INCOME TAXES

The Company intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of taxable income to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Trustees of
Commonfund Institutional Funds --
Commonfund Short Duration Fund

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Commonfund Institutional Funds -- Commonfund Short Duration Fund (the "Fund") at October 20, 1999, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

January 18, 2000

APPENDIX

The following descriptions are summaries of published ratings.

DESCRIPTION OF CORPORATE BOND RATINGS

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities. Bonds rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Fitch uses plus and minus signs with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated AAA by Duff are judged by Duff to be of the highest credit quality, with negligible risk factors being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by Duff are judged by Duff to be of high credit quality with strong protection factors and risk that is modest but that may vary slightly from time to time because of economic conditions. Bonds rated A by Duff are judged by Duff to have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress.

Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly. Obligations for which there is a low expectation on investment risk are rated A by IBCA. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A by Standard & Poor's Corporation ("S&P") is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1+, and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, the highest rating category, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a satisfactory degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

F-1+ (Exceptionally Strong) is the highest commercial paper rating Fitch assigns; paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F-1+. The rating F-2 (Good) reflects a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues rated F-1+ or F-1.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Duff has incorporated gradations of 1+ and 1-to assist investors in recognizing quality differences within this highest tier. Paper rated Duff-1+ has the highest certainty of timely payment, with outstanding short-term liquidity and safety just below risk-free U.S. Treasury short-term obligations. Paper rated Duff-1- has high certainty of timely payment with strong liquidity factors which are supported by good fundamental protection factors. Risk factors are very small. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets (although ongoing funding may enlarge total financing requirements) and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1, the highest rating by IBCA, indicates that the obligation is supported by a strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2, the second highest rating, are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

PART C:  OTHER INFORMATION

Item 23.  Exhibits:


         (a)(1) Certificate of Trust dated August 12, 1999, is incorporated by reference to Exhibit (a)(1) of the Registrant's Initial Registration Statement as filed via EDGAR (Accession No. 0000893220-99-000977) on August 17, 1999.



         (a)(2) Declaration of Trust of Commonfund Institutional Funds, dated August 7, 1999, is incorporated by reference to Exhibit (a)(2) of the Registrant's Initial Registration Statement as filed via EDGAR (Accession No. 0000893220-99-000977) on August 17, 1999.




         (b) By-Laws are incorporated by reference to Exhibit (b) of the Registrant's Initial Registration Statement as filed via EDGAR (Accession No. 0000893220-99-000977) on August 17, 1999.



         (c) Instruments defining rights of Security Holders incorporated by reference to the Declaration of Trust of Commonfund Institutional Funds, filed via EDGAR (Accession No. 0000893220-99-000977) as Exhibit (a)(2) to the Registrant's
                  Initial Registration Statement on August 17, 1999, and the By-Laws, filed via EDGAR (Accession No. 0000893220-99-000977) as Exhibit (b) to the Registrant's Initial Registration Statement on August 17, 1999.



         (d)(1) Investment Advisory Agreement between the Registrant and Commonfund Asset Management Company, Inc., dated October 12, 1999, is filed herewith.



         (d)(2) Form of Investment Sub-Advisory Agreement between the Registrant and Wellington Management Company, LLP is filed herewith.



         (d)(3) Form of Investment Sub-Advisory Agreement between the Registrant and Western Asset Management Company is filed herewith.



         (e) Form of Distribution Agreement between the Registrant and Commonfund Securities, Inc. is filed herewith.



         (f)      Not applicable



         (g) Custodian Agreement between the Registrant and Investors Bank & Trust Company, dated October 12, 1999, is filed herewith.

         (h)(1) Administration Agreement between the Registrant and Investors Bank & Trust Company, dated October 12, 1999 is filed herewith.



         (h)(2) Transfer Agency Agreement between the Registrant and Investors Bank & Trust Company, dated October 12, 1999 is filed herewith.



         (i)      Opinion and Consent of Counsel is filed herewith.



         (j)      Accountant's Consent is filed herewith.



         (k) Subscription Agreement between the Registrant and Commonfund Asset Management Company is filed herewith.



         (l)      Not applicable.



         (m)      Not applicable.



         (n)      Not applicable.



         (o)      Not applicable.



         (p)      To be completed by Amendment.



         (q) Powers of Attorney for Robert L. Bovinette, John B. Carroll, Louis W. Moelchert, Jr., William T. Spitz and Jerald L. Stevens are filed herewith.


Item 24.  Persons Controlled by or under Common Control with the Fund

         Not applicable.

Item 25.  Indemnification

Article III, Section 8. of the Declaration of Trust filed as Exhibit (a)(2) to this Registration Statement is incorporated herein by reference.


         Section 8. Indemnification of Shareholders. If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a Shareholder, and not because of his or her acts or omissions, the Shareholder or former Shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand, but only out of the assets held with respect to the particular Series or Class of which such Person is or was a Shareholder and from or in relation to which such liability arose.



Article XI of the By-Laws filed as Exhibit (b) to this Registration Statement is incorporated herein by reference.



         Section 1. Agents, Proceedings, Expenses. For the purpose of this Article, "agent" means any Person who is or was a Director, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise; "proceeding" means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals);and "expenses" includes, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.



         Section 2. Indemnification. Subject to the exceptions and limitations contained in Section 3 below, every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.



         Section 3. Limitations, Settlements. No indemnification shall be provided hereunder to an agent:



         (a) who shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or



         (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:



         (i) by the court or other body before which the proceeding was brought;



         (ii) by at least a majority of those Directors who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

         (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.



         Section 4. Insurance, Rights Not Exclusive. The rights of indemnification herein provided may be insured against by policies maintained by the Trust on behalf of any agent, shall be severable, shall not be exclusive of or affect any other rights to which any agent may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of any agent.



         Section 5. Advance of Expenses. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding shall be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Article XI; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Directors who are neither Interested Persons of the Trust nor parties to the proceedings, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification under this Article XI.



         Section 6. Fiduciaries of Employee Benefit Plan. The Article does not apply to any proceeding against any director, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such director, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.


Item 26. Business and other Connections of the Investment Adviser and Sub-Advisers:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own or in the capacity of director, officer, employee, partner or trustee are as follows:

COMMONFUND ASSET MANAGEMENT COMPANY


Commonfund Asset Management Company is the Investment Adviser for the Registrant. Their principal business address is 15 Old Danbury Rd., P.O. Box 812, Wilton, CT, 06897-0812. Commonfund Asset Management Company is an investment adviser registered under the Investment Advisers Act of 1940.



NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                      OTHER COMPANY                          COMPANY

John W. Auchincloss
Secretary

MaryEllen Beaudreault
Senior Vice President-Fixed
Income

Robert L. Bovinette
Director and Chair

Howard Coonley, II
Director

James P. Feeney
Director of Compliance

Jeff Landle
Managing Director, Alternative
Investments

William Miller                          Chicago Mercantile Exchange            Director
Independent Risk Oversight
Officer

                                        Association for Financial
                                        Professionals                          Director

                                        End-Users of Derivatives
                                        Association                            Chairman & Director

Todd Petzel
President and Chief Investment
Officer

Eben M. Riordan II
Senior Vice President, CFO

Elizabeth E. Schaefer
Senior Vice President-Fixed
Income

Curt R. Tobey
Senior Vice
President-International


WESTERN ASSET MANAGEMENT COMPANY


Western Asset Management is a Sub-Adviser for Registrant's Short Duration Fund. Their principal business address is 117 E. Colorado Blvd., Pasadena, CA 91105. Western Asset Management is an investment adviser registered under the Advisers Act.



NAME AND POSITION WITH                                                                  CONNECTION WITH OTHER
INVESTMENT ADVISER                                  OTHER COMPANY                              COMPANY

Carl L. Eichstaedt
Portfolio Manager

Keith J. Gardner
Portfolio Manager

Scott F. Grannis
Director & Economist

Ilene Schiowitz Harker
Director of Compliance and
Controls

James W. Hirschmann III
Chief Executive Officer

Randolph L. Kohn
Director of Client Services

Stephen K. Leech
Director & CIO

William C. Livingston
Director & CEO


                                        Legg Mason, Inc.                        Chairman, President & CEO

Raymond A. Mason                        Legg Mason Wood Walker, Inc.            Chairman, President & CEO
Non-Employee Director

Ronald D. Mass
Director of Analytics/Risk
Management

Edward A. Moody
Director & Sr. Portfolio Manager

James V. Nelson
Director of  Research

Elisabeth Nurick Spector                Legg Mason, Inc.                        Senior Vice President
Non-Employee Director

                                        Legg Mason Wood Walker, Inc.            Senior Vice President

Edward A. Taber III                     Legg Mason, Inc.                        Sr. Exec VP & Investment
Non-Employee  Director                                                          Management

                                        Legg Mason Wood Walker, Inc.            Director & Sr. Executive Vice
                                                                                President

Jeffrey D. Van Schaick
Director of Research

Stephen A. Walsh
Director of Portfolio Management


WELLINGTON MANAGEMENT COMPANY


         Wellington Management Company, LLP ("Wellington") is a Sub-Adviser for the Registrant's Short Duration Fund. Their principal business address is 75 State Street, Boston, Massachusetts 02109. Wellington is an investment adviser registered under the Advisers Act.

     NAME AND POSITION WITH                                                          CONNECTION WITH OTHER
     INVESTMENT ADVISER                    NAME OF OTHER COMPANY                           COMPANY
Kenneth Lee Abrams
  General Partner

Nicholas Charles Adams
  General Partner

Rand Lawrence Alexander
  General Partner


Deborah Louise Allison
  General Partner

James Halsey Averill
  General Partner

Karl E. Bandtel
  General Partner

Marie-Claude Petit Bernal
  General Partner

William Nicholas Booth
  General Partner


Paul Braverman                          Wellington International                Director
  General Partner                       Management Company Pte Ltd.

                                        Wellington Management                   Partner and Chief Financial Officer
                                        International

                                        Wellington Trust Company, NA            Treasurer/Cashier

Robert A. Bruno
  General Partner

Maryann E. Carroll
  General Partner


Pamela Dippel
  General Partner

Charles Townsend Freeman
  General Partner


Laurie Allen Gabriel
  General Partner

Frank Joseph Gilday, III
  General Partner

John Herrick Gooch                      Wellington Management                   Partner
  General Partner                       International

                                        Wellington Trust Compnay, NA            Director & Vice President


Nicholas Peter Greville                 Wellington International                Director
  General Partner                       Management Company Pte Ltd.

                                                                                Partner

                                        Wellington Management
                                        International

Paul J. Hammel
  General Partner

Lucius T. Hill III
  General Partner


Paul David Kaplan
  General Partner

John Charles Keogh
  General Partner

George Cabot Lodge, Jr.
  General Partner

Nancy T. Lukitsh                        Wellington Trust Company, NA            Director & Vice President
  General Partner

Mark T. Lynch
  General Partner

Christine Smith Manfredi
  General Partner

Patrick John McCloskey
  General Partner

Earl Edward McEvoy
  General Partner

Duncan Mathieu McFarland                Wellington International                Director
  General Partner                       Management Company Pte Ltd.

                                        Wellington Management                   Partner
                                        International
                                        Wellington Trust Company, NA            Director, Chairman of the Board
                                                                                and the Executive Committee


Paul Mulford Mecray, III
  General Partner

Matthew Edward Megargel
  General Partner

James Nelson Mordy
  General Partner

Diane Carol Nordin
  General Partner

Stephen T. O'Brien
  General Partner

Edward Paul Owens
  General Partner

Saul Joseph Pannell
  General Partner


Thomas Louis Pappas
  General Partner

Jonathan Martin Payson                  Wellington Trust Company, NA            Director & President
  General Partner

Stephen Michael Pazuk                   Wellington International                Director
  General Partner                       Management Company Pte Ltd.

                                        Wellington Management                   Retired as Partner on August 1,
                                        International                           1999.


Robert Douglas Rands
  General Partner

Eugene Edward Record, Jr.
  General Partner

James Albert Rullo
  General Partner

John Robert Ryan
  General Partner

Joseph Harold Schwartz
  General Partner

Theodore Shasta
  General Partner

Binkley Calhoun Shorts
  General Partner

Trond Skramstad
  General Partner

Catherine Anne Smith
  General Partner

Stephen Albert Soderberg
  General Partner

Brendan James Swords
  General Partner

Harriett Tee Taggart
  General Partner

Perry Marques Traquina
  General Partner


Gene Roger Tremblay
  General Partner

Michael A. Tyler
  General Partner

Mary Ann Tynan                          Wellington Management                   Partner
  General Partner                       International

                                        Wellington Trust Company, NA            Trust Officer, Vice President


Clare Villari
  General Partner

Ernst Hans von Metzsch
  General Partner


James Leland Walters                    Wellington International                Director
  General Partner                       Management Company Pte Ltd.

                                        Wellington Trust Company, NA            Director, Senior Trust Officer &
                                                                                Trust Counsel
Kim Williams
  General Partner

Francis Vincent Wisneski, Jr.
  General Partner

Item 27.  Principal Underwriters

         Not applicable.

Item 28.  Location of Accounts and Records


         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:



         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
(6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Adviser, Sub-Advisers and Custodian:




        Adviser:

                  Commonfund Asset Management Company
                  15 Old Danbury Rd..
                  P.O. Box 812
                  Wilton, CT, 06897-0812



         Sub-Advisers:

                  Wellington Management Company, LLP
                  75 State Street
                  Boston, MA, 02109




                  Western Asset Management Company
                  117 E. Colorado Blvd.
                  Pasadena, CA, 91105



        Custodian:

                  Investors Bank & Trust Company
                  200 Clarendon Street
                  Boston, Massachusetts, 02116

Item 29.  Management Services

         Not applicable

Item 30.  Undertakings

         Not applicable

                                   SIGNATURES


           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment (File No. 333-85415) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilton, State of Connecticut on this 18th day of January, 2000.


                                                  Commonfund Institutional Funds


                                                  By:  /s/ Robert L. Bovinette
                                                       -------------------------
                                                       Robert L. Bovinette
                                                       President and Director



           Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment has been signed below by the following persons in the capacity on the dates indicated.



By: /s/ Robert L. Bovinette                President and Director                        January 18, 2000
   ------------------------------
      Robert L. Bovinette

By:              *                         Director                                      January 18, 2000
   -------------------------------
      John B. Carroll

By:              *                         Director                                      January 18, 2000
   ---------------------------------
      Louis M. Moelchert, Jr.


By:               *                      Director                                        January 18, 2000
   -------------------------------
      William T. Spitz


By:            *                         Director                                        January 18, 2000
   -----------------------------
      Jerald L. Stevens


By: /s/ Marita K. Wein                    Chief Financial Officer                        January 18, 2000
   -------------------
      Marita K. Wein

  *By: /s/ Robert L. Bovinette
         Robert L. Bovinette, Attorney-in-Fact
         pursuant to Powers of Attorney




                                  EXHIBIT INDEX


Name                                                                             Exhibit Page
----                                                                             ------------
Certificate of Trust of the Registrant, dated August 12, 1999                        B(a)(1)
(incorporated herein by reference to Exhibit a(1) of the Initial Registration
Statement filed August 17, 1999).

Declaration of Trust of Commonfund Institutional Funds dated                         B(a)(2)
August 7, 1999 (incorporated herein by reference to Exhibit a(2) of the Initial
Registration Statement filed August 17, 1999).

By-Laws of the Registrant (incorporated herein by reference to                       B(b)
Exhibit (b) of the Initial Registration Statement filed August 17, 1999).



Investment Advisory Agreement between Commonfund Institutional Funds and          EX-99.B(d)(1)
Commonfund Asset Management Company, dated October 12, 1999, filed herewith.



Form of Sub-Advisory Agreement between the Registrant and Wellington Management   EX-99.B(d)(2)
Company, LLP is filed herewith.

Form of Sub-Advisory Agreement between the Registrant and  Western                EX-99.B(d)(3)
Asset Management Company is filed herewith.

Form of Distribution Agreement between the Registrant and                         EX-99.B(e)
Commonfund Securities, Inc. is filed herewith.


Custodian Agreement between the Registrant and Investors Bank & Trust Company,    EX-99.B(g)
dated October 12, 1999, is filed herewith.



Administration Agreement between the Registrant and Investors Bank & Trust        EX-99.B(h)(1)
Company, dated October 12, 1999, is filed herewith.



Transfer Agency Agreement between the  Registrant and Investors Bank & Trust      EX-99.B(h)(2)
Company, dated October 12, 1999, is filed herewith.



Opinion and Consent of Counsel is filed herewith.                                 EX-99.B(i)



Accountant's consent is filed herewith.                                           EX-99.B(j)



Subscription Agreement between the Registrant and CommonFund Asset                EX-99.B(k)
Management Company is filed herewith.

Powers of Attorney for Robert L. Bovinette,  John B. Carroll,                    EX-99.B(q)
Jerald L. Stevens, William T. Spitz and Louis M. Moelchert, Jr.
are filed herewith.



                                      xix